Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		61 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Related Party Transaction [Line Items]
Other receivable due from related party		$ 84,000
Amunix Inc. [Member]
Related Party Transaction [Line Items]
Additional consideration, milestone payments	30,000,000
Operating expenses from related party transaction	0	74,000	7,400,000
Amounts receivable	0		0
Amounts payable	0		0
Amunix Inc. [Member] | Preferred stock [Member]
Related Party Transaction [Line Items]
Ownership Percentage	10.00%		10.00%
Index Ventures [Member] | Preferred stock [Member]
Related Party Transaction [Line Items]
Ownership Percentage	24.00%		24.00%
Mark de Boer [Member]
Related Party Transaction [Line Items]
Consulting fees		0	120,000
Accelerated vesting of shares of common stock				10,185
Additional stock compensation expense related to accelerated vesting				1,000
Diartis [Member]
Related Party Transaction [Line Items]
Operating expenses from related party transaction	0	1,400,000	3,900,000
Other receivable due from related party	0	84,000	0
Third Parties [Member]
Related Party Transaction [Line Items]
Accounts payable to third parties	$ 0	$ 0	$ 0